Mischler Financial Group [Member] Average Annual Total Returns - Mischler Financial Group - Mischler Financial Group Shares	12 Months Ended	59 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	3.20%
Performance Inception Date		Jan. 22, 2021